PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details) - Renewable Power	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 EUR (€)
Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	55.00%	55.00%	55.00%	55.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 78
Estimates of Future Electricity Prices (weighted average)	$ 91
Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	76.00%	76.00%	76.00%	76.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 313
Estimates of Future Electricity Prices (weighted average) | R$		R$ 279
Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	45.00%	45.00%	45.00%	45.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)			$ 294
Estimates of Future Electricity Prices (weighted average)			$ 412
Later Than One Year And Not Later Than Eleven Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	88.00%	88.00%	88.00%	88.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 73
Estimates of Future Electricity Prices (weighted average) | €				€ 62
Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	19.00%	19.00%	19.00%	19.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 72
Estimates of Future Electricity Prices (weighted average)	$ 123
Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	40.00%	40.00%	40.00%	40.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 381
Estimates of Future Electricity Prices (weighted average) | R$		R$ 424
Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	3.00%	3.00%	3.00%	3.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)			$ 357
Estimates of Future Electricity Prices (weighted average)			$ 600
Later Than Eleven Years And Not Later Than Twenty Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	47.00%	47.00%	47.00%	47.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 65
Estimates of Future Electricity Prices (weighted average) | €				€ 65